Short-Term Borrowings and Long-Term Debt (Details of Other Short-Term Borrowings) (Parenthetical) (Detail) - Mizuho Financial Group Inc - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Short-term Debt [Line Items]
Commercial paper	¥ 411,089	¥ 941,182
Short-term notes	¥ 319,000	¥ 333,200